Segmental Reporting (Revenues and Accounts Receivable by Major Customers) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Product sales	$ 6,099.9	$ 5,830.4	$ 4,757.5
Customer concentration risk
Revenue, Major Customer [Line Items]
Revenue by major customer, percent	47.00%
Cardinal Health Inc.
Revenue, Major Customer [Line Items]
Product sales	$ 796.9	979.9	$ 853.7
Accounts receivable by major customer	$ 181.7	$ 164.5
Revenue by major customer, percent	13.00%	17.00%	18.00%
McKesson Corp.
Revenue, Major Customer [Line Items]
Product sales	$ 1,044.1	$ 1,021.0	$ 902.9
Accounts receivable by major customer	$ 193.1	$ 179.4
Revenue by major customer, percent	17.00%	18.00%	19.00%
AmerisourceBergen Corp
Revenue, Major Customer [Line Items]
Product sales	$ 1,048.3	$ 759.2	$ 721.0
Accounts receivable by major customer	$ 171.5	$ 134.9
Revenue by major customer, percent	17.00%	13.00%	15.00%